Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventories
Parts and work-in-process	$ 118.3	$ 105.7
Finished goods	130.2	159.9
Total inventories	$ 248.5	$ 265.6